Investment Objectives and Goals	Aug. 31, 2025
Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Small-Cap ETF
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Emerging Markets Equity ETF